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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05688
Invesco Municipal Premium Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Municipal Premium Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011
invesco.com/us          MS-CE-MIP-QTR-1  05/11          Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—172.46%

Alabama—2.36%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$450	$459,266
University of Alabama Board of Trustees (The); Series 2004 A, RB (INS-NATL) (a)	5.25%	07/01/20	2,500	2,745,675

				3,204,941

Alaska—0.60%
Northern Tobacco Securitization Corp.; Series 2006 A, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.00%	06/01/46	1,355	819,504

Arizona—7.23%
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	896,045
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (b)	6.00%	05/01/14	300	325,401
Pima (County of) Industrial Development Authority (Tuscon Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	496,837
Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (c)	5.00%	01/01/31	8,000	8,087,600

				9,805,883

California—20.53%
California (State of) Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,014,220
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital — San Diego); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)(e)	0.08%	08/15/47	3,000	3,000,000
California (State of);
Series 2004 A, Economic Recovery Unlimited Tax GO Bonds	5.00%	07/01/16	2,500	2,508,675
Series 2005, Various Purpose Unlimited Tax GO Bonds	5.00%	03/01/27	2,700	2,749,464
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (a)	5.00%	06/01/36	2,000	1,945,760
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	1,701,160
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	1,000	893,520
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(c)	5.00%	07/01/25	3,000	3,190,110
Oxnard (City of) Financing Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	3,000	3,012,420
Port of Oakland;
Series 2002 L, RB (b)(f)(g)	5.00%	11/01/12	110	117,258
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	895,651
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	650	621,680
San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(c)	5.00%	05/01/29	3,000	3,063,450
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	460	470,700
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN	0.00%	04/01/14	600	553,230
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds	0.00%	08/01/32	4,650	1,090,564

				27,827,862

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—6.21%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	$1,500	$1,451,580
Denver (City of) Convention Center Hotel Authority; Series 2006, Sr. Ref. RB (INS-SGI) (a)	5.00%	12/01/30	2,000	1,694,520
Fort Collins (City of);
Series 2004 A, Lease COP (INS-AMBAC) (a)	5.38%	06/01/21	2,040	2,213,359
Series 2004 A, Lease COP (INS-AMBAC) (a)	5.38%	06/01/22	2,155	2,352,592
Regional Transportation District (Denver Transit Partners, LLC — Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	700	701,890

				8,413,941

Connecticut—0.76%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	1,000	1,032,120

District of Columbia—3.23%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	3,000	2,775,030
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/26	380	404,077
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/27	380	401,459
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/28	760	797,719

				4,378,285

Florida—18.34%
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	2,000	1,976,320
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	480	473,304
JEA; Series 2007 B, Water & Sewer System RB (INS-NATL) (a)	5.00%	10/01/24	2,460	2,548,511
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (a)	7.75%	10/01/15	830	1,037,906
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/24	2,500	2,533,300
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	650	681,317
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	956,430
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	260	265,299
Orlando (City of) Utilities Commission; Series 2003 B, Ref. Water & Electric RB	5.00%	10/01/22	5,000	5,266,700
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	600	678,510
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB	5.00%	08/15/42	8,000	7,623,360
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	824,070

				24,865,027

Georgia—6.87%
Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.50%	11/01/22	3,000	3,383,250
Burke (County of) Development Authority (Oglethorpe Power Corp. — Plant Vogtle); Series 2011 A, PCR (b)	2.50%	03/01/13	490	499,981
Georgia (State of) Road & Tollway Authority;
Series 2003, Gtd. RB (b)(g)	5.00%	10/01/13	2,000	2,208,760
Series 2003, Gtd. RB	5.00%	10/01/23	3,000	3,214,050

				9,306,041

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—0.90%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	$370	$343,922
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	900	875,475

				1,219,397

Idaho—1.28%
Idaho Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	1,240	1,352,592
Regents of the University of Idaho (The); Series 2011, Ref. RB (b)	5.25%	04/01/21	350	387,363

				1,739,955

Illinois—13.01%
Chicago (City of) (Chicago O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	4,000	4,095,400
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/28	2,500	2,537,325
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.50%	01/01/18	700	770,252
Series 2007 A, Ref. & Project Unlimited Tax GO Bonds (INS-AGM) (a)(c)(h)	5.00%	01/01/37	3,300	3,164,271
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (b)(f)	3.50%	05/01/13	1,050	1,074,475
Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	566,650
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	380	431,851
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	775	789,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	295	318,807
Illinois (State of) Finance Authority (Swedish Covenent Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,070,977
Series 2010 A, Ref. RB	6.00%	08/15/38	580	558,882
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	675	681,763
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	650	635,187
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	950	945,060

				17,639,920

Indiana—1.46%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	988,902
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, Ref. VRD Economic Development RB (e)(f)	1.85%	05/01/34	575	575,000
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)	6.25%	06/02/14	375	416,160

				1,980,062

Iowa—1.37%
Iowa (State of) (Iowa Jobs Program);
Series 2009 A, Special Obligation RB (c)(h)	5.00%	06/01/25	975	1,068,941
Series 2009 A, Special Obligation RB (c)(h)	5.00%	06/01/26	730	793,882

				1,862,823

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	335	357,850
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—2.77%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	$450	$449,330
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2001 A, Sewer & Drainage System RB (INS-NATL) (a)	5.38%	05/15/22	3,215	3,298,686

				3,748,016

Louisiana—5.20%
Lafayette (City of) Public Trust Financing Authority (Ragin Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	550	568,200
Louisiana (State of) Offshore Terminal Authority (LOOP LLC); Series 2007 B-2, Deepwater Port RB (b)	4.30%	10/01/11	750	756,622
Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.25%	07/01/33	1,500	1,505,220
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(g)	5.50%	05/15/26	2,000	2,285,340
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,000	1,930,940

				7,046,322

Maryland—2.16%
Baltimore (County of) (Oak Crest Village, Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	450,223
Maryland (State of) Community Development Administration; Series 2006 P, Residential RB (f)	4.63%	09/01/31	2,000	1,873,560
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	120	114,481
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	500	487,245

				2,925,509

Massachusetts—0.94%
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	500	504,015
Massachusetts (State of) Health & Educational Facilities Authority (Hillcrest Extended Care Services, Inc.); Series 2001 A, VRD RB (LOC-Bank of America, N.A.) (d)(e)	0.22%	10/01/26	485	485,000
Massachusetts Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	275	279,436

				1,268,451

Michigan—2.11%
Eastern Michigan University; Series 2009 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)(e)	0.15%	03/01/49	1,200	1,200,000
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	748,342
Wayne State University; Series 2008, Ref. RB (INS-AGM) (a)	5.00%	11/15/25	870	915,049

				2,863,391

Minnesota—0.21%
Minnesota (State of) Housing Finance Agency (Rental Housing); Series 1995 D, RB (INS-NATL) (a)	6.00%	02/01/22	290	290,351

Missouri—4.00%
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	970	977,905
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	$1,000	$1,090,590
Series 2011 A, Ref. RB	5.50%	09/01/28	430	453,930
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Ref. Health Facilities RB (g)	7.63%	07/01/18	1,300	1,466,283
Missouri (State of) Health & Educational Facilities Authority (St. Francis Medical Center); Series 1996 A, VRD Health Facilities RB (LOC-Bank of America, N.A.) (d)(e)	0.12%	06/01/26	1,435	1,435,000

				5,423,708

Montana—0.60%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	800	819,712

Nevada—4.16%
Clark (County of) (Las Vegas — McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	487,430
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	325,122
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water & Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.25%	06/01/22	3,000	3,133,230
Nevada (State of) (Capital Improvements & Cultural Affairs); Series 2008 C, Limited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	06/01/26	1,600	1,686,368

				5,632,150

New Hampshire—0.23%
New Hampshire (State of) Business Finance Authority (United Illuminating Co. — Series 1997 A); Series 2009, PCR (b)(f)	7.13%	02/01/12	295	305,921

New Jersey—1.82%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	440	421,854
Passaic Valley Sewerage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	2,000	2,051,400

				2,473,254

New Mexico—0.79%
Farmington (City of) (Public Service Co. of New Mexico — San Juan);
Series 2010 A, Ref. PCR (b)	5.20%	06/01/20	500	504,725
Series 2010 C, Ref. PCR	5.90%	06/01/40	600	572,040

				1,076,765

New York—27.08%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	380	382,356
Series 2009, PILOT RB	6.38%	07/15/43	160	162,366
Long Island Power Authority; Series 2004 A, Electric System RB (INS-AMBAC) (a)	5.00%	09/01/34	2,250	2,258,865
Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	3,000	3,128,760
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	2,000	2,008,760
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	1,035	918,035
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Water & Sewer System Second General Resolution RB	5.00%	06/15/31	2,100	2,211,510
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. Sub. RB (c)	5.00%	05/01/28	935	1,004,779
Subseries 2009 A-1, Future Tax Sec. Sub. RB (c)	5.00%	05/01/29	745	795,362
Subseries 2009 A-1, Future Tax Sec. Sub. RB (c)	5.00%	05/01/30	745	792,240
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	$1,440	$1,550,045
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	1,440	1,541,678
New York (City of);
Series 2008 L-5, VRD Unlimited Tax GO Bonds (e)	0.75%	04/01/35	1,000	1,000,000
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,725,075
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	6,085	6,256,414
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, FHA Insured Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,995	2,017,823
New York (State of) Dormitory Authority (New York City); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	505	560,454
New York (State of) Dormitory Authority (State University Educational Facilities); Series 2002 B, Third General Resolution RB (INS-CIFG) (a)(b)	6.00%	05/15/12	1,110	1,167,631
New York (State of) Thruway Authority; Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,031,660
New York City Trust for Cultural Resources (The Museum of Modern Art); Series 2008 One-A, Ref. RB (c)	5.00%	04/01/28	2,850	3,021,086
Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. RB	5.25%	11/15/19	3,000	3,170,520

				36,705,419

North Carolina—0.93%
North Carolina Eastern Municipal Power Agency; Series 2009 B, Ref. Power System RB	5.00%	01/01/26	1,215	1,259,943

Ohio—3.97%
American Municipal Power — Ohio, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(c)	5.25%	02/15/33	2,400	2,471,520
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	660	665,366
Lucas (County of) (ProMedica Healthcare Obligated Group); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,037,360
Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	993,666
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	190	209,418

				5,377,330

Oregon—0.66%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	355,342
Warm Springs (Reservation of) Confederated Tribes (Pelton Round Butte Tribal Economic Development); Series 2009 B, Hydroelectric RB (i)	6.38%	11/01/33	535	538,039

				893,381

Pennsylvania—1.40%
Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Sub. Conv. CAB RB (j)	0.00%	12/01/28	650	525,720
Series 2010 B-2, Sub. Conv. CAB RB (j)	0.00%	12/01/34	400	320,792
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/20	1,000	1,051,030

				1,897,542

Puerto Rico—3.29%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,000	992,450
Series 2010 XX, RB	5.25%	07/01/40	600	567,528
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, Sub. RB (b)(g)	5.00%	08/01/11	$630	$635,084
First Subseries 2010 A, Sub. RB	5.38%	08/01/39	575	561,499
First Subseries 2010 A, Sub. RB	5.50%	08/01/42	650	645,151
First Subseries 2010 C, Sub. RB	5.25%	08/01/41	1,100	1,051,853

				4,453,565

Rhode Island—2.15%
Rhode Island Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS-NATL) (a)	5.00%	07/01/28	3,000	2,911,020

South Carolina—2.55%
Charleston County School District; Series 2004 A, Unlimited Tax GO Bonds (CEP-South Carolina Permanent School Fund)	5.00%	02/01/22	3,000	3,240,630
Lexington (County of) Health Services District Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	35	38,911
Richland (County of); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	165	170,318

				3,449,859

Tennessee—1.26%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, Hospital First Mortgage RB	5.50%	07/01/36	1,900	1,705,136

Texas—10.46%
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,020,110
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,475	1,476,268
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2007, Ref. RB	5.00%	07/01/33	735	648,116
Series 2007, Ref. RB	5.00%	07/01/37	580	499,896
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	300	311,079
Houston (City of); Series 2004 A, Ref. Combined Utility System First Lien RB (INS-NATL) (a)	5.25%	05/15/23	2,320	2,510,565
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	442,215
Lubbock Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	1,000	871,170
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR (b)	1.13%	06/01/12	525	524,963
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(j)	0.00%	01/01/28	4,100	1,518,517
Series 2008 L-2, Ref. First Tier System RB (b)	6.00%	01/01/13	1,000	1,067,280
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligation Group); Series 2007, Retirement Facility RB	5.13%	05/15/37	425	359,656
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	430	451,982
University of Houston System Board of Regents (The); Series 2008, Ref. RB (INS-AGM) (a)(c)	5.00%	02/15/33	2,400	2,481,984

				14,183,801

Virgin Islands—0.38%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	525	521,514
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—8.56%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/26	$425	$459,668
Goat Hill Properties (King County Governmental Office Building); Series 2005, Gtd. Lease RB (INS-NATL) (a)	5.00%	12/01/33	2,400	2,421,072
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (a)	5.00%	01/01/34	1,930	1,936,504
Washington (State of) (Motor Vehicle Tax Fund); Series 2004 F, Unlimited Tax GO CAB Bonds (INS-AMBAC) (a)(j)	0.00%	12/01/29	2,120	864,663
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2008, RB	7.38%	03/01/38	2,000	2,181,120
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	1,710	1,829,888
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	1,795	1,911,837

				11,604,752

Wyoming—0.37%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (e)	0.08%	08/15/20	500	500,000

TOTAL INVESTMENTS (k)—172.46% (Cost $230,374,278)				233,790,423

Floating Rate Note Obligations—(22.06)%
Notes with interest rates ranging from 0.18% to 0.33% at 05/31/10 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (See Note 1D) (l)				(29,900,000)

OTHER ASSETS LESS LIABILITIES—(0.61)%				(828,500)

PREFERRED SHARES—(49.79)%				(67,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$135,561,923

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BAN	—	Bond Anticipation Notes

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

CIFG	—	CIFG Assurance North America, Inc.

Conv.	—	Convertible

COP	—	Certificates of Participation

FGIC	—	Financial Guaranty Insurance Co.

FHA	—	Federal Housing Administration

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RAB	—	Revenue Anticipation Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(f)	Security subject to the alternative minimum tax.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $3,343,730. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.40% of the Trust’s Net Assets.

(j)	Zero coupon bond issued at a discount.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	37.8%
Assured Guaranty Municipal Corp.	10.2
American Municipal Bond Assurance Corp.*	10.7
Assured Guaranty Corp.	7.0

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $46,785,410 are held by Dealer Trusts and serve as collateral for the $29,900,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for Bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Premium Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Municipal Premium Income Trust

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
     The Trust allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
Invesco Municipal Premium Income Trust

D.	Floating Rate Note Obligations — (continued)
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Municipal Premium Income Trust

     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$233,790,423	$—	$233,790,423
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $11,064,001 and $9,040,588, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,849,850
Aggregate unrealized (depreciation) of investment securities	(4,291,486)

Net unrealized appreciation of investment securities	$3,558,364

Cost of investments for tax purposes is $230,232,059.
Invesco Municipal Premium Income Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Premium Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.